UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

Item 1.	Schedule of Investments

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

February 28, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 42.3%

Automotive — 7.0%
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	$7,435	$7,439
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	2,305	2,308
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (A)	6,330	6,437
Bank of America Auto Trust, Ser 2010-1A, Cl A2
0.750%, 06/15/12 (A)	6,650	6,657
BMW Vehicle Lease Trust, Ser 2009-1, Cl A2
2.040%, 04/15/11	5,878	5,906
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (A)	8,245	8,298
Honda Auto Receivables Owner Trust, Ser 2008-1, Cl A3
4.470%, 01/18/12	2,948	2,997
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	220	222
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	3,505	3,566
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	4,210	4,258
Nissan Auto Lease Trust, Ser 2009-A, Cl A2
2.010%, 04/15/11	8,100	8,139
Volkswagen Auto Lease Trust, Ser 2009-A, Cl A2
2.870%, 07/15/11	5,222	5,262
Wachovia Auto Owner Trust, Ser 2008-A, Cl A3A
4.810%, 09/20/12	3,650	3,746

		65,235

Credit Cards — 15.2%
American Express Credit Account Master Trust, Ser 2005-5, Cl A
0.272%, 02/15/13 (B)	532	532
American Express Credit Account Master Trust, Ser 2005-8, Cl A
0.262%, 06/17/13 (B)	3,000	2,997
American Express Credit Account Master Trust, Ser 2007-7, Cl A
0.272%, 02/17/15 (B)	4,285	4,256
American Express Credit Account Master Trust, Ser 2008-8, Cl A
1.332%, 04/15/13 (B)	5,000	5,026
American Express Credit Account Master Trust, Ser 2009-1, Cl A
1.581%, 12/15/14 (B)	20,610	21,069

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Express Issuance Trust, Ser 2005-1, Cl A
0.262%, 08/15/11 (B)	$133	$133
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.262%, 11/15/13 (B)	3,450	3,427
Bank of America Credit Card Trust, Ser 2007-A2, Cl A2
0.252%, 06/17/13 (B)	3,863	3,847
Bank of America Credit Card Trust, Ser 2007-A7, Cl A7
0.232%, 08/15/12 (B)	3,000	3,000
Bank of America Credit Card Trust, Ser 2008-A1, Cl A1
0.812%, 04/15/13 (B)	5,090	5,094
Bank of America Credit Card Trust, Ser 2008-A5, Cl A5
1.432%, 12/16/13 (B)	5,000	5,043
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	6,730	7,030
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.333%, 04/15/13 (B)	7,585	7,605
Chase Issuance Trust, Ser 2005-A10, Cl A10
4.650%, 12/17/12	412	423
Chase Issuance Trust, Ser 2005-A13, Cl A13
0.272%, 02/15/13 (B)	3,000	2,997
Chase Issuance Trust, Ser 2005-A7, Cl A7
4.550%, 03/15/13	417	432
Chase Issuance Trust, Ser 2005-A8, Cl A8
0.272%, 10/15/12 (B)	2,926	2,924
Chase Issuance Trust, Ser 2006-A1, Cl A
0.272%, 04/15/13 (B)	3,100	3,095
Chase Issuance Trust, Ser 2006-A7, Cl A
0.242%, 02/15/13 (B)	3,586	3,581
Chase Issuance Trust, Ser 2007-A10, Cl A10
0.272%, 06/16/14 (B)	4,360	4,330
Chase Issuance Trust, Ser 2007-A11, Cl A11
0.232%, 07/16/12 (B)	289	289
Chase Issuance Trust, Ser 2007-A15, Cl A
4.960%, 09/17/12	1,253	1,284
Chase Issuance Trust, Ser 2007-A17, Cl A
5.120%, 10/15/14	1,443	1,569
Chase Issuance Trust, Ser 2007-A6, Cl A6
0.232%, 04/16/12 (B)	319	319
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	2,263	2,309

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

February 28, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Issuance Trust, Ser 2009-A4, Cl A4
0.982%, 06/15/12 (B)	$7,200	$7,213
Chase Issuance Trust, Ser 2009-A6, Cl A6
1.082%, 07/16/12 (B)	1,250	1,253
Chase Issuance Trust, Ser 2009-A7, Cl A7
0.682%, 09/17/12 (B)	1,965	1,968
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7
0.342%, 11/25/13 (B)	11,415	11,354
Citibank Credit Card Issuance Trust, Ser 2005-A7, Cl A7
4.750%, 10/22/12	4,300	4,417
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.579%, 08/20/14 (B)	2,755	2,748
Citibank Credit Card Issuance Trust, Ser 2008-A5, Cl A5
4.850%, 04/22/15	1,688	1,826
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
1.982%, 03/17/14 (B)	4,870	5,004
MBNA Credit Card Master Note Trust, Ser 2003-A4, Cl A4
0.452%, 09/17/12 (B)	5,000	5,000
MBNA Credit Card Master Note Trust, Ser 2003-A8, Cl A8
0.422%, 12/17/12 (B)	2,600	2,598
MBNA Credit Card Master Note Trust, Ser 2005-A11, Cl A11
0.272%, 05/15/13 (B)	5,000	4,982

		140,974

Mortgage Related Securities — 6.6%
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A2
0.319%, 09/25/36 (B)	2,159	2,060
ACE Securities, Ser 2003-NC1, Cl M
1.399%, 07/25/33 (B)	3,600	2,396
ACE Securities, Ser 2005-HE2, Cl M3
0.709%, 04/25/35 (B)	2,235	1,934
ACE Securities, Ser 2006-OP1, Cl M2
0.519%, 04/25/36 (B)	4,325	62
Aegis Asset-Backed Securities Trust, Ser 2005-4, Cl 1A3
0.499%, 10/25/35 (B)	121	117
Argent Securities, Ser 2006-W2, Cl A2B
0.419%, 03/25/36 (B)	1,930	942
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
0.979%, 03/25/34 (B)	556	405
Asset-Backed Funding Certificates, Ser 2006-HE1, Cl A2A
0.289%, 01/25/37 (B)	410	399
Asset-Backed Funding Certificates, Ser 2006-HE1, Cl A2C
0.389%, 01/25/37 (B)	1,285	517

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Asset-Backed Funding Certificates, Ser 2006-OPT1, Cl A3C2
0.379%, 09/25/36 (B)	$2,540	$1,744
Asset-Backed Funding Certificates, Ser 2006-OPT1, Cl M2
0.519%, 09/25/36 (B)	2,000	31
Asset-Backed Funding Certificates, Ser 2006-OPT3, Cl A3B
0.389%, 11/25/36 (B)	1,255	612
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.399%, 03/25/36 (B)	3,751	2,666
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A1
6.129%, 05/28/37 (C)	2,007	2,035
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE9, Cl 1A2
0.379%, 11/25/36 (B)	3,430	1,770
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF2
2.645%, 04/25/34 (C)	20	20
Citigroup Mortgage Loan Trust, Ser 2006-FX1, Cl A1
0.329%, 10/25/36 (B)	19	19
Citigroup Mortgage Loan Trust, Ser 2006-NC2, Cl A2B
0.389%, 09/25/36 (B)	5,164	2,636
Credit Suisse First Boston Mortgage Securities, Ser 2005-FIX1, Cl A2
4.310%, 05/25/35 (C)	2,384	2,330
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/29	2,371	2,247
HFC Home Equity Loan Asset- Backed Certificates, Ser 2007-3, Cl M1
2.479%, 11/20/36 (B)	3,000	1,540
Home Equity Asset Trust, Ser 2006-5, Cl 2A3
0.379%, 10/25/36 (B)	950	358
Home Equity Asset Trust, Ser 2006-6, Cl 2A3
0.379%, 11/25/36 (B)	2,015	497
Home Equity Asset Trust, Ser 2006-7, Cl 2A3
0.379%, 01/25/37 (B)	3,550	617
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/37 (C)	12,385	1,347
Home Equity Mortgage Trust, Ser 2007-2, Cl 2A1A
0.379%, 06/25/37 (B)	7,964	3,585
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.279%, 08/25/33 (B)	483	448
Master Asset-Backed Securities Trust, Ser 2006-AB1, Cl A2
0.459%, 02/25/36 (B)	2,110	1,819

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

February 28, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Master Asset-Backed Securities Trust, Ser 2006-NC2, Cl A4
0.379%, 08/25/36 (B)	$4,210	$1,559
Merrill Lynch Mortgage Investors, Ser 2003-HE1, Cl M2
1.879%, 07/25/34 (B)	6	2
Morgan Stanley ABS Capital I, Ser 2003-NC10, Cl M1
1.249%, 10/25/33 (B)	2,099	1,683
Morgan Stanley ABS Capital I, Ser 2006-HE3, Cl A2C
0.389%, 04/25/36 (B)	4,975	3,225
Morgan Stanley ABS Capital I, Ser 2006-HE4, Cl A3
0.379%, 06/25/36 (B)	2,690	1,693
Morgan Stanley ABS Capital I, Ser 2006-HE5, Cl A2C
0.369%, 08/25/36 (B)	1,615	962
Morgan Stanley ABS Capital I, Ser 2006-HE5, Cl A2B
0.329%, 08/25/36 (B)	1,388	1,361
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.329%, 10/25/36 (B)	7,000	6,061
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2C
0.369%, 10/25/36 (B)	1,935	842
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.654%, 02/25/33 (B)	192	117
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.229%, 04/25/33 (B)	118	46
Nationstar Home Equity Loan Trust, Ser 2007-C2, Cl 2AV1
0.289%, 06/25/37 (B)	1,201	1,169
Nomura Home Equity Loan, Ser 2006-HE3, Cl 2A1
0.269%, 07/25/36 (B)	490	456
Option One Mortgage Loan Trust, Ser 2005-5, Cl 5A3
0.439%, 12/25/35 (B)	3,256	2,765
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.329%, 02/25/37 (B)	1,260	772
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.549%, 01/25/36 (B)	2,800	1,833
Residential Funding Mortgage Securities II, Ser 2006-HI5, Cl A1
0.329%, 08/25/19 (B)	18	18
Soundview Home Equity Loan Trust, Ser 2006-3, Cl A2
0.319%, 11/25/36 (B)	91	90
Soundview Home Equity Loan Trust, Ser 2006-OPT4, Cl 2A2
0.319%, 06/25/36 (B)	1,612	1,578

		61,385

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 0.8%
Banc of America Funding, Ser 2006-G, Cl 2A2
0.309%, 07/20/36 (B)	$7,412	$7,247
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-10, Cl A19
6.000%, 08/25/36	555	529

		7,776

Other Asset-Backed Securities — 12.7%
1776 CLO, Ser 2006-1A, Cl B
0.699%, 05/08/20 (A) (B)	5,000	4,030
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.459%, 01/25/36 (B)	1,792	1,705
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.429%, 05/25/35 (B)	396	381
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35 (C)	4,163	4,080
Anthracite CDO I, Ser 2004-1A, Cl A
0.589%, 03/23/19 (A) (B)	5,606	3,083
Argent Securities, Ser 2005-W4, Cl A2C
0.529%, 02/25/36 (B)	988	960
Bear Stearns Asset-Backed Securities Trust, Ser 2006-3, Cl A1
0.379%, 08/25/36 (B)	670	633
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.382%, 09/15/14 (A) (B)	5,055	5,054
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.549%, 10/25/35 (B)	4,052	3,739
Carrington Mortgage Loan Trust, Ser 2006-NC1, Cl A2
0.389%, 01/25/36 (B)	1,194	1,164
Chase Funding Mortgage Loan, Ser 2004-2, Cl 1A4
5.323%, 02/25/35	2,213	2,112
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl A3
0.379%, 10/25/36 (B)	6,265	5,013
CNH Equipment Trust, Ser 2006-B, Cl A4
0.272%, 03/15/12 (B)	3,167	3,163
CNH Equipment Trust, Ser 2007-A, Cl A4
0.272%, 09/17/12 (B)	1,952	1,945
CNH Equipment Trust, Ser 2009-A, Cl A2
4.060%, 10/17/11	1,939	1,949
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.459%, 09/25/34 (B)	101	89
Countrywide Asset-Backed Certificates, Ser 2005-AB1, Cl A2
0.439%, 08/25/35 (B)	1,763	1,692

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

February 28, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Asset-Backed Certificates, Ser 2006-3, Cl 2A2
0.409%, 06/25/36 (B)	$543	$453
Countrywide Asset-Backed Certificates, Ser 2006-6, Cl 2A3
0.509%, 09/25/36 (B)	855	363
Crest Ltd., Ser 2002-IGA, Cl A
0.699%, 07/28/17 (A) (B)	5,062	4,695
Crest Ltd., Ser 2003-1A, Cl B1
1.206%, 05/28/38 (A) (B)	6,000	2,580
CSAB Mortgage Backed Trust, Ser 2006-4, Cl A1A
5.868%, 12/25/36 (C)	66	62
Fieldstone Mortgage Investment, Ser 2006-3, Cl 2A3
0.389%, 11/25/36 (B)	820	280
Fieldstone Mortgage Investment, Ser 2006-3, Cl 2A1
0.299%, 11/25/36 (B)	130	125
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF14, Cl A2
0.289%, 10/25/36 (B)	1,008	970
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF15, Cl A5
0.389%, 11/25/36 (B)	885	297
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF18, Cl A2C
0.389%, 12/25/37 (B)	2,800	1,167
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.479%, 06/25/36 (B)	20,000	369
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.349%, 09/25/26 (B)	605	96
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.359%, 12/25/26 (B)	251	30
Fremont Home Loan Trust, Ser 2006-B, Cl 2A3
0.389%, 08/25/36 (B)	1,550	548
Fremont Home Loan Trust, Ser 2006-C, Cl 2A1
0.279%, 10/25/36 (B)	253	247
GSAMP Trust, Ser 2005-HE3, Cl M1
0.699%, 06/25/35 (B)	2,248	2,233
GSAMP Trust, Ser 2005-HE4, Cl A2C
0.599%, 07/25/45 (B)	1,500	1,454
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.609%, 09/25/35 (B)	1,031	983
GSAMP Trust, Ser 2006-HE2, Cl A2
0.409%, 03/25/46 (B)	1,724	1,416

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.519%, 11/25/35 (B)	$4,816	$3,396
HSI Asset Securitization Trust, Ser 2007-NC1, Cl A4
0.509%, 04/25/37 (B)	5,500	2,055
IXIS Real Estate Capital Trust, Ser 2006-HE2, Cl A3
0.389%, 08/25/36 (B)	1,652	666
JPMorgan Mortgage Acquisition, Ser 2006-FRE1, Cl A3
0.419%, 05/25/35 (B)	1,083	949
Lehman XS Trust, Ser 2006-19, Cl A1
0.329%, 12/25/36 (B)	107	94
Lehman XS Trust, Ser 2006-20, Cl A1
0.329%, 01/25/37 (B)	389	312
Long Beach Mortgage Loan Trust, Ser 2006-1, Cl M2
0.639%, 02/25/36 (B)	2,115	4
Long Beach Mortgage Loan Trust, Ser 2006-WL1, Cl 1A3
0.559%, 01/25/46 (B)	2,566	1,225
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-3, Cl A2A
0.279%, 06/25/37 (B)	6,145	6,081
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.929%, 10/25/37 (B)	3,204	3,079
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.549%, 11/25/35 (B)	5,850	4,739
Morgan Stanley ABS Capital I, Ser 2006-NC5, Cl A2A
0.269%, 10/25/36 (B)	562	554
Morgan Stanley ABS Capital I, Ser 2006-WMC2, Cl A2C
0.379%, 07/25/36 (B)	7,970	2,956
Morgan Stanley IXIS Real Estate Capital Trust, Ser 2006-2, Cl A3
0.379%, 11/25/36 (B)	3,870	1,412
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.479%, 12/25/35 (B)	7,677	5,722
New Century Home Equity Loan Trust, Ser 2006-1, Cl M2
0.589%, 05/25/36 (B)	1,500	18
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.378%, 01/15/15 (A) (B)	6,045	6,044
RAAC Series, Ser 2005-RP2, Cl A
0.579%, 06/25/35 (A) (B)	2,462	2,329
RAAC Series, Ser 2006-SP4, Cl A1
0.329%, 11/25/36 (B)	71	69
Residential Asset Mortgage Products, Ser 2006-NC2, Cl A2
0.419%, 02/25/36 (B)	2,171	1,718
SACO I, Ser 2005-9, Cl A1
0.479%, 12/25/35 (B)	3,493	781

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

February 28, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SACO I, Ser 2005-WM3, Cl A1
0.749%, 09/25/35 (B)	$1,783	$423
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR5, Cl A1A
0.519%, 08/25/35 (B)	1,595	1,506
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-HE1, Cl A1A
0.529%, 10/25/35 (A) (B)	556	549
Securitized Asset-Backed Receivables LLC Trust, Ser 2007-NC1, Cl A2B
0.379%, 12/25/36 (B)	3,200	1,208
Specialty Underwriting & Residential Finance, Ser 2005-AB3, Cl A2B
0.479%, 09/25/36 (B)	2,891	2,572
Specialty Underwriting & Residential Finance, Ser 2006-BC5, Cl A2D
0.379%, 11/25/37 (B)	7,336	2,519
Structured Asset Investment Loan Trust, Ser 2006-BNC3, Cl A3
0.379%, 09/25/36 (B)	11,000	5,675
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.349%, 10/25/36 (A) (B)	162	146
Terwin Mortgage Trust, Ser 2006-17HE, Cl A2A
0.309%, 01/25/38 (A) (B)	194	149

		118,110

Total Asset-Backed Securities (Cost $485,846) ($ Thousands)		393,480

MORTGAGE-BACKED SECURITIES — 40.8%

Agency Mortgage-Backed Obligations — 12.3%
FHLMC ARM
5.743%, 03/01/36 (B)	9,120	9,371
5.264%, 10/01/35 (B)	5,415	5,653
4.792%, 06/01/35 (B)	7,775	8,052
FHLMC CMO, Ser 3335, Cl BF
0.381%, 07/15/19 (B)	4,693	4,633
FHLMC CMO, Ser 3336, Cl FA
0.461%, 02/15/19 (B)	7,330	7,330
FNMA
6.000%, 07/01/37	5,825	6,187
FNMA ARM
5.120%, 10/01/35 (B)	8,093	8,491
4.515%, 05/01/35 (B)	7,940	8,209
4.050%, 05/01/34 (B)	2,036	2,112
3.755%, 10/01/33 (B)	2,682	2,751
3.677%, 04/01/33 (B)	1,002	1,034
3.636%, 06/01/35 (B)	2,349	2,438
3.557%, 10/01/33 (B)	2,105	2,181
3.481%, 06/01/35 (B)	2,062	2,130
3.421%, 09/01/34 (B)	2,845	2,957
3.361%, 10/01/33 (B)	1,389	1,451
3.286%, 10/01/33 (B)	2,284	2,374
3.269%, 01/01/34 (B)	2,582	2,668
3.212%, 08/01/34 (B)	4,796	4,904
2.932%, 10/01/24 (B)	1,356	1,382
2.831%, 04/01/34 (B)	4,047	4,165

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.789%, 09/01/33 (B)	$3,712	$3,839
2.787%, 05/01/35 (B)	2,724	2,804
2.358%, 03/01/35 (B)	5,428	5,580
2.179%, 07/01/34 (B)	3,684	3,773
2.168%, 07/01/34 (B)	1,738	1,780
2.136%, 02/01/35 (B)	4,625	4,787
GNMA, Ser 2009-23, Cl DM
5.500%, 04/16/39	1,535	1,639

		114,675

Non-Agency Mortgage-Backed Obligations — 28.5%
ABN Amro Mortgage, Ser 2003-3, Cl B3
5.750%, 02/25/33 (A)	464	83
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
3.665%, 06/25/35 (B)	2,021	1,565
Adjustable Rate Mortgage Trust, Ser 2005-5, Cl 1A1
3.317%, 09/25/35 (B)	1,428	941
American Home Mortgage Assets, Ser 2006-2A2, Cl 2A2
0.459%, 09/25/46 (B)	3,760	750
American Home Mortgage Assets, Ser 2006-4, Cl 2A2
1.641%, 10/25/46 (B)	4,410	978
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
4.764%, 07/10/45	7,015	7,132
Banc of America Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/46	7,406	7,631
Banc of America Commercial Mortgage, Ser 2006-5, Cl A1
5.185%, 09/10/47	2,397	2,431
Banc of America Funding, Ser 2004-5, Cl 1A19
5.250%, 12/20/34	4,853	4,843
Banc of America Funding, Ser 2004-C, Cl 2A2
3.874%, 12/20/34 (B)	1,856	1,452
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	4,370	4,302
Banc of America Mortgage Securities, Ser 2003-5, Cl 1A36
5.000%, 07/25/33	4,000	3,988
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.679%, 12/25/33 (B)	1,140	1,097
Banc of America Mortgage Securities, Ser 2007-4, Cl B2
6.186%, 12/28/37 (B)	1,408	65
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
6.186%, 12/28/37 (B)	3,845	252
BCAP LLC Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	6,113	6,170
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl G
5.991%, 09/11/42 (A) (B)	955	135

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

February 28, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR3, Cl X2, IO
1.009%, 02/11/41 (A) (B)	$93,706	$1,548
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A2
4.735%, 09/11/42	9,145	9,200
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/42 (B)	384	396
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.719%, 06/11/40 (B)	5,000	4,728
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (B)	5,000	4,802
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl F
5.991%, 09/11/42 (A) (B)	548	109
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.379%, 12/25/36 (B)	184	22
Bear Stearns Mortgage Funding Trust, Ser 2007-AR2, Cl A3
0.459%, 03/25/37 (B)	5,612	573
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
4.592%, 02/25/37 (B)	4,308	4,078
Chaseflex Trust, Ser 2007-M1, Cl 2AV1
0.379%, 08/25/37 (B)	257	251
Countrywide Alternative Loan Trust, Ser 2006-OA1, Cl 2A1
0.439%, 03/20/46 (B)	251	130
Countrywide Alternative Loan Trust, Ser 2006-OA17, Cl 1A1B
0.299%, 12/20/46 (B)	974	909
Countrywide Alternative Loan Trust, Ser 2006-OA9, Cl 2A2
2.051%, 07/20/46 (B)	1,808	210
Countrywide Alternative Loan Trust, Ser 2007-OH1, Cl A1D
0.439%, 04/25/47 (B)	612	340
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	2,170	2,117
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-24, Cl A2
4.500%, 07/25/33	6,047	6,110
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A3
5.000%, 09/25/33	2,017	2,024
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-13, Cl 2A17
5.750%, 08/25/34	1,612	1,609

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl B1
5.500%, 12/25/35	$1,599	$212
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl M
5.500%, 12/25/35	3,778	550
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HYB9, Cl 1A2
2.736%, 02/20/36 (B)	356	60
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-17, Cl M
6.183%, 10/25/37 (B)	5,733	380
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2008-2R, Cl A1
6.000%, 12/25/36	2,067	1,717
Credit Suisse First Boston Mortgage Securities, Ser 2000- C1, Cl A2
7.545%, 04/15/62	482	483
Credit Suisse First Boston Mortgage Securities, Ser 2001- CF2, Cl A4
6.505%, 02/15/34	4,021	4,140
Credit Suisse First Boston Mortgage Securities, Ser 2003-C3, Cl A3
3.382%, 05/15/38	479	479
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A2
4.609%, 02/15/38	1,789	1,791
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A2
4.512%, 07/15/37	6,866	6,871
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl A2
5.017%, 08/15/38	6,435	6,449
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
5.826%, 06/15/38 (B)	112	105
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A3
5.542%, 01/15/49 (B)	79	66
Credit Suisse, Ser 2006-HC1A, Cl A2
0.492%, 05/15/23 (A) (B)	4,000	3,672
DLJ Commercial Mortgage, Ser 2000-CF1, Cl A1B
7.620%, 06/10/33	532	532
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	4,067	4,124
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
5.327%, 05/25/35 (B)	695	580

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

February 28, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	$5,912	$5,879
First Horizon Asset Securities, Ser 2006-AR3, Cl 1A1
5.643%, 11/25/36 (B)	3,759	2,916
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	2,953	3,013
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	8,075	8,049
GMAC Mortgage Loan Trust, Ser 2004-J3, Cl A1
5.250%, 07/25/34	1,989	1,973
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	2,761	2,742
GS Mortgage Securities, Ser 2007-GG10, Cl A4
5.804%, 08/10/45 (B)	3,059	2,726
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.629%, 10/25/32 (B)	1,409	1,254
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.406%, 01/25/35 (B)	1,239	999
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.196%, 04/25/35 (B)	1,858	1,531
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.969%, 11/19/34 (B)	277	170
Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11
1.979%, 06/20/35 (A) (B)	1,140	66
Harborview Mortgage Loan Trust, Ser 2006-12, Cl 2A11
0.319%, 01/19/38 (B)	557	549
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.549%, 07/25/35 (B)	1,723	1,268
Impac CMB Trust, Ser 2004-10, Cl 4M1
0.829%, 03/25/35 (B)	1,036	947
Impac Secured Assets CMN Owner Trust, Ser 2006-4, Cl A2A
0.309%, 01/25/37 (B)	69	67
Indymac Index Mortgage Loan Trust, Ser 2006-AR14, Cl 1A4A
0.399%, 11/25/46 (B)	4,788	1,711
Indymac Index Mortgage Loan Trust, Ser 2006-AR2, Cl M1
0.679%, 04/25/46 (B)	15	—
JP Morgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, IO
0.080%, 12/15/44 (A) (B)	309,993	1,051
JPMorgan Chase Commercial Mortgage Securities, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (B)	598	598

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl A2
4.223%, 01/15/42	$1,348	$1,349
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	1,621	1,504
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	6,000	5,636
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.829%, 12/25/34 (B)	2,473	2,503
LB-UBS Commercial Mortgage Trust, Ser 2000-C3, Cl A2
7.370%, 08/15/26	3,446	3,474
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	3,156	3,227
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16 (A)	3,450	3,634
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (B)	4,868	4,898
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A2
4.567%, 06/15/29 (B)	4,253	4,284
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (B)	2,770	2,637
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	3,537	3,543
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
3.793%, 07/25/35 (B)	1,760	1,130
Merrill Lynch Mortgage Investors, Ser 2005-A5, Cl A1
4.878%, 06/25/35 (B)	2,182	2,062
Merrill Lynch Mortgage Investors, Ser 2005-A8, Cl A1B1
5.250%, 08/25/36 (B)	8	8
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A2
4.809%, 01/14/42	208	208
Morgan Stanley Capital I, Ser 2006-IQ12, Cl F
5.557%, 12/15/43 (B)	1,750	339
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A3
5.569%, 12/15/44	340	290
Morgan Stanley Capital I, Ser 2007-HQ13, Cl D
6.302%, 12/15/44 (A) (B)	4,000	649
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.389%, 11/25/34 (B)	2,448	1,844
Nomura Asset Acceptance, Ser 2006-AP1, Cl A2
5.515%, 01/25/36 (B)	2,408	1,445

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

February 28, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
PNC Mortgage Acceptance, Ser 2000-C1, Cl A2
7.610%, 03/15/33	$161	$161
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	2,809	2,851
Prime Mortgage Trust, Ser 2005-4, Cl 2A8
5.500%, 10/25/35	3,291	3,091
RBSSP Resecuritization Trust, Ser 2009-9, Cl 10A1
0.329%, 10/26/36 (A) (B)	5,965	5,825
RESI Finance, Ser 2007-B, Cl B5
1.332%, 04/15/39 (A) (B)	3,153	32
Residential Accredit Loans, Ser 2006-QO10, Cl A2
0.429%, 01/25/37 (B)	1,830	398
Residential Asset Securitization Trust, Ser 2003-A1, Cl A2
0.729%, 03/25/33 (B)	2,677	2,433
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.021%, 08/25/22 (B)	3,572	2,832
Residential Funding Mortgage Securities I, Ser 2003-S19, Cl A2
0.729%, 10/25/33 (B)	2,546	2,501
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A4
5.500%, 03/25/34	3,979	4,000
Residential Funding Mortgage Securities I, Ser 2006-S5, Cl A11
6.000%, 06/25/36	360	357
Residential Funding Mortgage Securities I, Ser 2007-S5, Cl A9
6.000%, 05/25/37	430	263
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl A2
7.455%, 07/18/33	957	959
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.185%, 04/25/35 (B)	3,832	2,688
Structured Asset Mortgage Investments, Ser 2006-AR7, Cl A12
0.479%, 08/25/36 (B)	2,760	609
Structured Asset Securities, Ser 2005-16, Cl 1A2
5.500%, 09/25/35	3,750	3,223
Structured Asset Securities, Ser 2006-NC1, Cl A4
0.379%, 05/25/36 (B)	1,200	624
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.349%, 10/25/46 (B)	5,778	5,593
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	4,182	4,179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.540%, 04/15/47	$210	$179
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.479%, 04/25/47 (B)	8,452	4,544
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A5
4.500%, 06/25/33	3,091	3,095
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A6
2.953%, 08/25/34 (B)	1,293	1,283
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	4,296	4,300
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR10, Cl 1A1
4.792%, 09/25/35 (B)	5,892	5,825
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl B9
1.429%, 01/25/45 (B)	1,147	16
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-6, Cl A13
0.679%, 06/25/34 (B)	1,272	1,225
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A5
3.213%, 08/25/34 (B)	590	587
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A4
3.049%, 07/25/35 (B)	3,787	3,775
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 4A1
4.992%, 10/25/35 (B)	594	538

		265,341

Total Mortgage-Backed Securities (Cost $422,337) ($ Thousands)		380,016

CORPORATE OBLIGATIONS — 4.7%

Basic Materials — 0.2%
ArcelorMittal
6.500%, 04/15/14	1,500	1,633

Consumer Discretionary — 0.4%
JC Penney
6.375%, 10/15/36	2,000	1,805
Marriott International
5.625%, 02/15/13	700	737
Time Warner Cable
5.850%, 05/01/17	1,000	1,075

		3,617

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

February 28, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 0.6%
Altria Group
9.250%, 08/06/19	$1,400	$1,734
CVS Caremark
6.600%, 03/15/19	700	785
0.556%, 06/01/10 (B)	3,205	3,207

		5,726

Financials — 1.3%
Allstate
6.125%, 05/15/37 (B)	2,000	1,870
Goldman Sachs Group
5.950%, 01/18/18	1,500	1,574
HSBC Finance
7.000%, 05/15/12	1,500	1,642
Merrill Lynch
6.050%, 05/16/16	2,000	2,036
MetLife
6.400%, 12/15/36	1,500	1,290
PNC Funding
5.250%, 11/15/15	1,100	1,158
Shinsei Finance Cayman Ltd.
6.418%, 01/29/49 (A) (B)	2,235	1,218
Simon Property Group
4.875%, 03/18/10 ‡	500	501
Wachovia MTN
5.750%, 02/01/18	700	738

		12,027

Health Care — 0.5%
Medco Health Solutions
7.125%, 03/15/18	1,500	1,715
UnitedHealth Group
0.433%, 06/21/10 (B)	3,000	3,000

		4,715

Industrials — 0.3%
Allied Waste North America
6.125%, 02/15/14	1,500	1,534
Fisher Scientific International
6.125%, 07/01/15	1,500	1,560

		3,094

Information Technology — 0.1%
Intuit
5.750%, 03/15/17	1,000	1,064

Materials — 0.4%
Dow Chemical
7.600%, 05/15/14	1,500	1,713
Newmont Mining
5.125%, 10/01/19	700	707
Rio Tinto Finance USA
5.875%, 07/15/13	1,350	1,485

		3,905

Telecommunication Services — 0.4%
Michigan Bell Telephone
7.850%, 01/15/22	1,200	1,398
News America Holdings
7.700%, 10/30/25	2,000	2,219

		3,617

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Utilities — 0.5%
Ohio Power
0.431%, 04/05/10 (B)	$4,120	$4,121

Total Corporate Obligations (Cost $43,502) ($ Thousands)		43,519

CONVERTIBLE BOND — 0.1%

Financials — 0.1%
National City CV to 2.0725
4.000%, 02/01/11	750	762

Total Convertible Bond (Cost $722) ($ Thousands)		762

U.S. TREASURY OBLIGATION — 0.1%
U.S. Cash Management Bill
0.135%, 07/15/10 (D)(E)	875	874

Total U.S. Treasury Obligation (Cost $875) ($ Thousands)		874

CASH EQUIVALENT — 12.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%*	114,744,863	114,745

Total Cash Equivalent (Cost $114,745) ($ Thousands)		114,745

Total Investments — 100.3% (Cost $1,068,027)($ Thousands)†		$933,396

A summary of outstanding futures contracts held by the Fund at February 28, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Depreciation ($ Thousands)
U.S. 5-Year Treasury Note	(282)	June-2010	$(171)
U.S. 10-Year Treasury Note	(167)	June-2010	(135)
U.S. Long Treasury Bond	(5)	June-2010	(7)

			$(313)

Percentages are based on Net Assets of $930,877 ($ Thousands).

*	Investment in affiliated security. Rate shown is the 7-day effective yield as of February 28, 2010.

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2010. The date reported on the Schedule of Investments is the next reset date.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2010. The coupon on a step bond changes on a specified date.

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

February 28, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CV — Convertible Security

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

†	At February 28, 2010, the tax basis cost of the Fund’s investments was $1,068,027 ($ Thousands), and the unrealized appreciation and depreciation were $6,997 ($ Thousands) and ($141,628) ($ Thousands), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

February 28, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$393,480	$—	$393,480
Mortgage-Backed Securities	—	380,016	—	380,016
Corporate Obligations	—	43,519	—	43,519
Convertible Bond	—	762	—	762
Cash Equivalent	114,745	—	—	114,745
U.S. Treasury Obligation	—	874	—	874

Total Investments in Securities	$114,745	$818,651	$—	$933,396

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$(313)	$—	$—	$(313)

*	Futures are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 23, 2010

By:	/s/ Stephen F. Panner
Stephen F. Panner, Controller & CFO

Date: April 23, 2010